Expenses by Nature - Schedule of Payroll and Employee Benefits (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Payroll and Employee Benefits [Abstract]
Salaries, allowances, bonus, benefits and in kind	$ 596,445	$ 1,150,087
Contributions to defined contribution retirement plan
Share based payments	1,529,138	1,773,600
Payroll and employee benefits incurred and classified as cost of revenue	$ 49,512	$ 230,241